Consolidated Statements of Change In Equity - SGD ($)	Total	Issued capital [member]	Share premium [member]	Retained earnings [member]	Other reserve [member]	Foreign currency translation reserve [member]
Balance at Dec. 31, 2022	$ 2,877,600	$ 4,324		$ (19,950,932)	$ 22,824,575	$ (367)
IfrsStatementLineItems [Line Items]
Issuance of shares	335,085	235	334,850
Loss for the year	(2,094,169)			(2,094,169)
Other comprehensive gain loss	(1,663)					(1,663)
Balance at Dec. 31, 2023	1,116,853	4,559	334,850	(22,045,101)	22,824,575	(2,030)
IfrsStatementLineItems [Line Items]
Exercise of share options	3,606,791	791	3,606,000
Issuance of shares	641,510	112	641,398
Loss for the year	(5,507,764)			(5,507,764)
Other comprehensive gain loss	6,693					6,693
Balance at Dec. 31, 2024	(135,917)	5,462	4,582,248	(27,552,865)	22,824,575	4,663
IfrsStatementLineItems [Line Items]
Exercise of share options	1,369,585	171	1,369,414
Exercise of share award	1,423,999		1,423,999
Issuance of shares	12,796,056	1,600	12,794,456
Loss for the year	(6,695,581)			(6,695,581)
Other comprehensive gain loss	8,966					8,966
Balance at Dec. 31, 2025	$ 8,767,108	$ 7,233	$ 20,170,117	$ (34,248,446)	$ 22,824,575	$ 13,629